Note 43 Income by type of insurance product (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income by type of insurance product [Line Items]
Income by type of insurance products	€ 1,520	€ 1,482	€ 1,261
Life insurance contracts [member]
Income by type of insurance product [Line Items]
Income by type of insurance products	683	752	617
Individual life insurance contracts [Member]
Income by type of insurance product [Line Items]
Income by type of insurance products	513	656	590
Group insurance life insurance contracts [Member]
Income by type of insurance product [Line Items]
Income by type of insurance products	170	96	27
Non-life insurance contracts [member]
Income by type of insurance product [Line Items]
Income by type of insurance products	837	730	643
Home insurance non life insurance contracts [Member]
Income by type of insurance product [Line Items]
Income by type of insurance products	0	0	0
Other non life insurance products [Member]
Income by type of insurance product [Line Items]
Income by type of insurance products	€ 837	€ 730	€ 643